Shareholder Fees - Ariel Global Fund	Feb. 01, 2021
Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none